Summary of Significant Accounting Policies - Additional Information (Details)					3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 11, 2023 USD ($) $ / shares shares	Dec. 23, 2022 USD ($) Day $ / shares shares	Aug. 16, 2022 USD ($)	Jan. 14, 2021 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022	Jun. 30, 2023 USD ($) Day $ / shares shares	Jun. 30, 2022	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Summary Of Significant Accounting Policies [Line Items]
Unrecognized tax benefits									$ 0	$ 0
Accrued for interest and penalties									0	0
Cash equivalents					$ 0		$ 0		0	$ 0
Federal deposit insurance coverage							$ 250,000		$ 250,000
Temporary equity shares outstanding | shares		2,467,422			2,467,422		2,467,422		2,467,422	27,600,000
Number of additional extension month for initial business combination		1 month
Number of maximum extension month for initial business combination		6 months
Number of business days | Day		10					10
Common stock, shares redeemed | shares		25,132,578							25,132,578
Common stock, redemption value		$ 253,600,000
Temporary equity redemption price per share | $ / shares		$ 10.09			$ 10.72		$ 10.72		$ 10.24	$ 10
Deferred offering costs				$ 13,836,086
Underwriting discount				4,800,000
Deferred underwriting discounts and commissions				8,400,000
Other offering costs				$ 636,086
Effective income tax rate					6.55%	0.82%	5.08%	0.57%	14.10%
Effective income tax rate from the statutory tax rate					21.00%	21.00%			21.00%	21.00%
US federal excise tax on repurchase of stock rate			1.00%
IPO
Summary Of Significant Accounting Policies [Line Items]
Deferred offering costs					$ 15,800,000		$ 15,800,000		$ 15,800,000
Underwriting discount							5,500,000		5,500,000
Deferred underwriting discounts and commissions					$ 9,700,000		9,700,000		9,700,000
Other offering costs							$ 700,000		$ 700,000
Minimum
Summary Of Significant Accounting Policies [Line Items]
Excise tax imposed only if amount of common stock repurchased exceeds			$ 1,000,000
Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Temporary equity shares outstanding | shares	2,000,026
Temporary equity redemption price per share | $ / shares	$ 10.58
Subsequent Event | Common Class A
Summary Of Significant Accounting Policies [Line Items]
Temporary equity stock shares redeemed during the period shares | shares	467,396
Temporary equity stock shares redeemed during the period value	$ 4,900,000